ACQUISITION OF KANAB CORP.	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF KANAB CORP.

Note 4 – ACQUISITION OF KANAB CORP.

On July 31, 2021, the Company acquired 100% interest in KANAB CORP., a cannabis information services company. KANAB CORP.’s business plan includes completing its social site Kanab.Club targeting health and wellness products and services in the cannabis market, generating revenues from advertising and subscriptions, incorporating social media into the site, and marketing health and wellness products targeting consumers. KANAB CORP. is a development stage company that does not offer e-commerce services at this time, nor does it touch the cannabis plant and, given these matters, we do not believe regulatory oversight or rules of law are a risk factor to the business. As consideration for the purchase of KANAB CORP., we issued 300,000 shares of Class B Preferred stock for 100% ownership. As KANAB CORP. was acquired from the Company’s Chief Executive Officer and a company controlled by the Company’s Chief Executive Officer, the Company has accounted for the transaction as an acquisition under common control, recorded at cost. The historical value of the development costs at July 31, 2021 for the website design was $11,500. As an acquisition under common control, the results of operations for KANAB CORP. are included in our consolidated results of operations for the year ended July 31, 2021. Although KANAB CORP. has not generated any revenues, the business has developed a website that is currently active and generating traffic.

The following summarizes the acquired intangible assets:

	October 31,	July 31,
	2021	2021
Intangible assets	$11,500	$11,500
Accumulated amortization	(1,497)	(914)
	$10,003	$10,586

Note 4 – ACQUISITION OF KANAB CORP.

On July 31, 2021, the Company acquired 100% interest in KANAB CORP., a cannabis information services company operating a website Kanab.Club. KANAB CORP.’s business plan includes completing its social site targeting health and wellness products and services in the cannabis market, generating revenues from advertising and subscriptions, incorporating social media site into the site, and marketing health and wellness products targeting consumers. KANAB CORP. is a development stage company that does not offer e-commerce services at this time, nor do we touch the cannabis plant and, given these matters, do not believe regulatory oversight or rules of law are a risk factor to the business. As consideration for the purchase, we issued 300,000 shares of Class B preferred stock. As KANAB CORP. was acquired from the Company’s Chief Executive Officer and a company controlled by the Company’s Chief Executive Office, the Company has accounted for the acquisition as an acquisition under common control, recorded at cost. The historical value of the development costs at July 31, 2021 for the website design was $11,500. As an acquisition under common control, the results of operations for KANAB CORP. are included in the consolidated results of operations for the year ended July 31, 2021. Although KANAB CORP. has not generated any revenues, it has developed a website that is currently active and generating traffic.

The following summarizes the acquired intangible assets:

Intangible assets	$11,500
Accumulated amortization	(914)
$10,586